Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 370,262	R$ 160,429
Cash equivalents
Bank Deposit Certificate - CDB	480,052	290,829
Investments funds	318,822	311,061
Total cash and cash equivalents	R$ 1,169,136	R$ 762,319	R$ 549,164	R$ 636,505